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                                EXPLANATORY NOTE

The following annual reports, dated December 31, 2002, are incorporated by reference herein:

o AXA Premier VIP Trust, as filed on Form N-30D on March 3, 2003, CIK No. 0001160168, Accession No. 0001188327-03-000028 (Registration File Nos.
     333-70754 and 811-10508)

o EQ Advisors Trust, as filed on Form N-30D on March 3, 2003, CIK No. 0001027263, Accession No. 0001188327-03-000032 (Registration File Nos.
     333-17217 and 811-07953)

o Davis Value Portfolio of the Davis Variable Account Fund, Inc., as filed on Form N-30D on February 19, 2003, CIK No. 0001084060, Accession No. 0000950136-03-00361 (Registration File Nos. 333-76407 and 811-09293)

o MFS Mid Cap Growth Portfolio of the MFS Variable Insurance Trust, as filed on Form N-30D on February 14, 2003, CIK No. 0000918571, Accession No. 0000950156-03-000060 (Registration File Nos. 33-74668 and 811-08326)

o PIMCO Renaissance Portfolio of the OCC Accumulation Trust, as filed on Form N-30D on March 3, 2003, CIK No. 0000923185, Accession No.
     0001047469-03-007449 (Registration File Nos. 33-78944 and 811-08512)

o PIMCO Total Return Portfolio (Administrative Class) of the PIMCO Variable Insurance Trust, as filed on Form N-30D on March 7, 2003, CIK No. 0001047304, Accession No. 0001017062-03-000383 (Registration File Nos.
     33-37115 and 811-08399)

o U.S. Real Estate Portfolio of The Universal Institutional Funds, Inc., as filed on Form N-30D on March 4, 2003, CIK No. 0001011378, Accession No. 0001047469-03-007606 (Registration File Nos. 333-03013 and 811-07607)

o Vanguard VIF Equity Index Portfolio of the Vanguard Variable Insurance Fund, as filed on Form N-30D on March 7, 2003, CIK No. 0000857490, Accession No. 0000932471-03-000335 (Registration File Nos. 33-32216 and 811-05962)